Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Expenses [Abstarct]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
10.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,	December 31,
	2024	2023
Accounts payable	$1,254,187	$2,326,439
Accrued expenses	822,917	725,208
Payroll liabilities	217,954	132,734
	$2,295,058	$3,184,381